DEFERRED TAX - Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX
Net deferred tax assets	¥ 1,386,147	¥ 1,481,235
Net deferred tax liabilities	1,378,519	1,437,087
Deferred tax assets not recognised for accumulated tax losses	1,514,000	1,514,000
Accumulated tax losses not recognised for OTA	6,929,903	6,593,510
Deferred tax assets not recognised for deductible temporary differences	2,633,000	2,032,000
Deductible temporary differences not recognised for OTA	¥ 12,051,000	¥ 8,849,000